TRADE AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2020
TRADE AND OTHER PAYABLES
TRADE AND OTHER PAYABLES

14 Trade and other payables

	2020	2019
	$ million	$ million
Trade and other payables due within one year
Trade and other payables	891	941
Derivatives – forward foreign exchange, currency swaps and interest rate contracts	59	23
Acquisition consideration	72	82
	1,022	1,046
Other payables due after one year
Acquisition consideration	93	99
Other payables	1	3
	94	102

The acquisition consideration includes $128m (2019: $141m) contingent upon future events.

The acquisition consideration due after more than one year is expected to be payable as follows: $33m in 2022, $32m in 2023, $15m in 2024, $8m in 2025, and $5m due in over five years (2019: $61m in 2021, $20m in 2022, $7m in 2023, $3m in 2024, and $8m due in over five years).